Earnings per share - Reconciliation Between Shares Used in Calculating Basic and Diluted EPS (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Diluted earnings	£ 110.4	£ 682.7	£ 637.7
Weighted average shares used in diluted EPS calculation	1,094.0	1,116.4	1,215.3
Diluted earnings per ordinary share (sterling per share)	£ 0.101	£ 0.612	£ 0.525
Weighted average shares used in basic EPS calculation	1,072.1	1,097.9	1,194.1
Dilutive share options outstanding	0.6	0.7	1.3
Other potentially issuable shares	21.3	17.8	19.9